Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 HKD ($)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 135,221,324	$ 121,583,265		$ 4,885,163				$ 4,269,075
Financial liabilities	$ 135,621,853	$ 126,448,786		4,899,633				4,439,915
Exchange Rate	US$1=NT$27.68	US$1=NT$28.48	US$1=NT$29.98
Exchange Rate	US$1=NT$27.68	US$1=NT$28.48	US$1=NT$29.98
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				1,718,314	¥ 47,562,940			1,527,381	¥ 43,499,803
Financial liabilities				1,503,606	¥ 41,619,803			1,517,568	¥ 43,220,325
Exchange Rate	US$1=RMB6.3757	US$1=RMB6.5249
Exchange Rate	US$1=RMB6.3757	US$1=RMB6.5249
US Dollar [member] | Us Dollar Equals To Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				42,250		€ 1,169,492		41,643		€ 1,185,984
Financial liabilities				88,741		€ 2,456,363		20,896		€ 595,128
Exchange Rate	US$1=EUR0.8829	US$1=EUR0.8143
Exchange Rate	US$1=EUR0.8829	US$1=EUR0.8143
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,026,677	$ 3,742,306					¥ 12,584,942				¥ 13,544,360
Financial liabilities	$ 3,385,776	$ 3,773,695					14,078,075				13,657,967
Exchange Rate	JPY1=NT$0.2405	JPY1=NT$0.2763
Exchange Rate	JPY1=NT$0.2405	JPY1=NT$0.2763
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				132,635			551,496	324,434			1,174,208
Financial liabilities				$ 238,255			¥ 990,667	$ 328,424			¥ 1,188,650
Exchange Rate	JPY1=US$0.0087	JPY1=US$0.0097
Exchange Rate	JPY1=US$0.0087	JPY1=US$0.0097
Hong Kong, Dollars | HK dollar equal to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 641,912										$ 174,765
Financial liabilities		$ 69,103										$ 18,814
Exchange Rate		HKD1=NT$3.6730
Exchange Rate		HKD1=NT$3.6730